Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AGF Investments Trust
Entity Central Index Key	0001479599
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
AGF U.S. Market Neutral Anti-Beta Fund
Shareholder Report [Line Items]
Fund Name	AGF U.S. Market Neutral Anti-Beta Fund
Class Name	AGF U.S. Market Neutral Anti-Beta Fund
Trading Symbol	BTAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AGF U.S. Market Neutral Anti-Beta Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.agf.com/us/products/btal/index.jsp . You can also request this information by contacting us toll-free at 1-888-893-2202.
Additional Information Phone Number	1-888-893-2202
Additional Information Website	https://www.agf.com/us/products/btal/index.jsp
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BTAL	$76	1.52%

*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52% [1]
Net Assets	$ 346,939,445
Holdings Count | Holdings	403
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Net Assets	$346,939,445
Number of Portfolio Holdings	403
Portfolio Turnover Rate	45%

Holdings [Text Block]
Fund Sector Weights (Based on Net Assets)

	% of Long Weight	% of Short Weight

Communication Services	3.2%	-3.1%
Consumer Discretionary	9.4%	-9.2%
Consumer Staples	4.2%	-4.3%
Energy	3.1%	-3.0%
Financials	12.3%	-11.9%
Health Care	8.3%	-8.4%
Industrials	13.1%	-12.2%
Information Technology	11.4%	-11.3%
Materials	4.0%	-3.7%
Real Estate	4.6%	-4.5%
Utilities	3.5%	-3.4%

Largest Holdings [Text Block]

Top Ten Holdings (Based on Net Assets)

Long		Short
Alaska Air Group, Inc.	0.5%	Broadcom, Inc.	-0.6%
Lululemon Athletica, Inc.	0.5%	Marvell Technology, Inc.	-0.5%
American Airlines Group, Inc.	0.5%	Tesla, Inc.	-0.5%
VeriSign, Inc.	0.5%	Palantir Technologies, Inc.	-0.5%
Darden Restaurants, Inc.	0.4%	Rivian Automotive, Inc.	-0.5%
Fox Corp.	0.4%	Teradyne, Inc.	-0.5%
VF Corp.	0.4%	Dick’s Sporting Goods, Inc.	-0.4%
CME Group, Inc.	0.4%	Doximity, Inc.	-0.4%
Endeavor Group Holdings, Inc.	0.4%	Blackrock, Inc.	-0.4%
Southwest Airlines Co.	0.4%	Roku, Inc.	-0.4%

[1]	Annualized.